Significant Accounting Policies - Additional Information (Detail) € in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2019 shares	Jan. 31, 2018 shares	Dec. 31, 2018 EUR (€) USD ($)
Disclosure Of Significant Accounting Policies [Line Items]
Number of subsidiary | $			1
Grant of free shares		154,440
Grant of stock-options		97,203
Employees [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Grant of free shares		86,940
Grant of stock-options		56,703
Employees [Member] | Major ordinary share transactions [member]
Disclosure Of Significant Accounting Policies [Line Items]
Grant of free shares	36,150
Grant of stock-options	38,025
Other income [member]
Disclosure Of Significant Accounting Policies [Line Items]
Amount of the clinical trial financed by a third party | €			€ 600